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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21460

                         Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
	Pioneer Select Mid Cap Growth Fund
	Schedule of Investments 8/31/2015

Shares		Value
	COMMON STOCKS - 99.4%
	Energy - 2.9%
	Oil & Gas Equipment & Services - 0.5%
48,425	Core Laboratories NV	$5,601,804
	Oil & Gas Exploration & Production - 2.4%
471,499	Cabot Oil & Gas Corp.	$11,160,381
59,846	Cimarex Energy Co.	6,613,581
711,508	Memorial Resource Development Corp. *	13,810,370
		$31,584,332
	Total Energy	$37,186,136
	Materials - 5.3%
	Commodity Chemicals - 0.3%
64,246	Westlake Chemical Corp.	$3,548,307
	Fertilizers & Agricultural Chemicals - 0.6%
36,283	Agrium, Inc.	$3,768,715
485,177	AgroFresh Solutions, Inc.	4,730,476
		$8,499,191
	Specialty Chemicals - 2.8%
82,606	Cytec Industries, Inc.	$6,129,365
200,985	Flotek Industries, Inc. *	3,931,267
62,027	The Sherwin-Williams Co.	15,867,127
113,579	WR Grace & Co. *	11,237,506
		$37,165,265
	Construction Materials - 0.7%
40,130	Eagle Materials, Inc.	$3,283,838
33,285	Martin Marietta Materials, Inc.	5,585,223
		$8,869,061
	Metal & Glass Containers - 0.4%
155,491	Berry Plastics Group, Inc. *	$4,602,534
	Paper Packaging - 0.5%
98,852	Packaging Corp of America	$6,633,958
	Total Materials	$69,318,316
	Capital Goods - 6.6%
	Aerospace & Defense - 0.5%
78,983	Rockwell Collins, Inc.	$6,464,759
	Building Products - 2.2%
563,826	Builders FirstSource, Inc.	$8,350,263
162,579	Fortune Brands Home & Security, Inc.	7,779,405
57,427	Lennox International, Inc.	6,778,683
119,484	Owens Corning *	5,291,946
		$28,200,297
	Construction & Engineering - 0.2%
179,578	KBR, Inc.	$3,131,840
	Electrical Components & Equipment - 0.6%
38,026	Acuity Brands, Inc.	$7,410,127
	Industrial Conglomerates - 1.5%
123,485	Carlisle Companies, Inc.	$12,434,940
41,293	Roper Technologies, Inc.	6,693,182
		$19,128,122
	Construction & Farm Machinery & Heavy Trucks - 1.6%
135,344	WABCO Holdings, Inc. *	$15,607,870
58,839	Wabtec Corp./DE	5,634,423
		$21,242,293
	Total Capital Goods	$85,577,438
	Commercial Services & Supplies - 4.5%
	Office Services & Supplies - 0.5%
294,211	Pitney Bowes, Inc.	$5,828,320
	Diversified Support Services - 1.0%
62,865	Cintas Corp.	$5,342,896
308,226	TransUnion	7,970,724
		$13,313,620
	Human Resource & Employment Services - 2.1%
158,338	ManpowerGroup, Inc.	$13,759,572
73,285	Towers Watson & Co.	8,701,128
97,771	WageWorks, Inc. *	4,381,119
		$26,841,819
	Research & Consulting Services - 0.9%
61,494	Equifax, Inc.	$6,020,263
83,240	Verisk Analytics, Inc. *	6,083,179
		$12,103,442
	Total Commercial Services & Supplies	$58,087,201
	Transportation - 4.8%
	Airlines - 3.1%
89,435	Alaska Air Group, Inc.	$6,695,104
528,172	American Airlines Group, Inc.	20,588,145
219,555	United Continental Holdings, Inc. *	12,508,048
		$39,791,297
	Railroads - 0.8%
117,993	Kansas City Southern	$10,942,671
	Trucking - 0.5%
84,091	Ryder System, Inc.	$6,892,939
	Airport Services - 0.4%
71,231	Macquarie Infrastructure Corp.	$5,607,304
	Total Transportation	$63,234,211
	Automobiles & Components - 0.8%
	Auto Parts & Equipment - 0.8%
99,143	Lear Corp.	$10,190,909
	Total Automobiles & Components	$10,190,909
	Consumer Durables & Apparel - 2.0%
	Home Furnishings - 0.8%
50,334	Mohawk Industries, Inc. *	$9,914,288
	Apparel, Accessories & Luxury Goods - 1.2%
142,370	G-III Apparel Group, Ltd. *	$9,870,512
215,027	Hanesbrands, Inc.	6,474,463
		$16,344,975
	Total Consumer Durables & Apparel	$26,259,263
	Consumer Services - 7.1%
	Hotels, Resorts & Cruise Lines - 1.5%
488,183	Hilton Worldwide Holdings, Inc.	$12,121,584
140,261	Norwegian Cruise Line Holdings, Ltd. *	8,079,034
		$20,200,618
	Restaurants - 4.9%
58,063	Buffalo Wild Wings, Inc. *	$11,013,390
29,196	Chipotle Mexican Grill, Inc. *	20,729,452
244,486	Dave & Buster's Entertainment, Inc.	8,420,098
91,806	Jack in the Box, Inc. *	7,177,393
45,496	Panera Bread Co. *	8,111,937
288,687	Sonic Corp. *	7,794,549
		$63,246,819
	Specialized Consumer Services - 0.7%
277,962	H&R Block, Inc.	$9,456,267
	Total Consumer Services	$92,903,704
	Retailing - 12.0%
	Internet Retail - 0.6%
64,563	Netflix, Inc. *	$7,426,682
	General Merchandise Stores - 2.5%
130,324	Dollar General Corp. *	$9,707,835
295,447	Dollar Tree, Inc. *	22,530,788
		$32,238,623
	Apparel Retail - 1.8%
161,813	Ross Stores, Inc.	$7,867,348
138,448	The Men's Wearhouse, Inc.	7,815,390
108,909	The TJX Companies, Inc.	7,658,481
		$23,341,219
	Home Improvement Retail - 1.0%
191,079	Lowe's Companies, Inc.	$13,216,934
	Specialty Stores - 2.7%
79,250	Signet Jewelers, Ltd.	$10,936,500
135,399	Tractor Supply Co. *	11,550,889
82,408	Ulta Salon Cosmetics & Fragrance, Inc. *	13,027,881
		$35,515,270
	Automotive Retail - 2.7%
106,869	Advance Auto Parts, Inc.	$18,728,792
79,057	Lithia Motors, Inc.	8,427,476
32,163	O'Reilly Automotive, Inc. *	7,721,371
		$34,877,639
	Homefurnishing Retail - 0.7%
61,970	Restoration Hardware Holdings, Inc. *	$5,730,986
56,468	Williams-Sonoma, Inc.	4,293,262
		$10,024,248
	Total Retailing	$156,640,615
	Food & Staples Retailing - 2.6%
	Drug Retail - 1.2%
105,864	CVS Health Corp.	$10,840,474
607,321	Rite Aid Corp. *	5,010,398
		$15,850,872
	Food Retail - 1.4%
434,280	The Kroger Co.	$14,982,660
105,046	Whole Foods Market, Inc.	3,441,307
		$18,423,967
	Total Food & Staples Retailing	$34,274,839
	Food, Beverage & Tobacco - 4.8%
	Brewers - 0.6%
116,053	Molson Coors Brewing Co. (Class B)	$7,902,049
	Distillers & Vintners - 1.1%
111,043	Constellation Brands, Inc. *	$14,213,504
	Soft Drinks - 0.7%
64,036	Monster Beverage Corp.	$8,866,425
	Packaged Foods & Meats - 2.4%
15,910	Diamond Foods, Inc. *	$480,005
109,511	Hormel Foods Corp.	6,691,122
275,606	Keurig Green Mountain, Inc.	15,599,300
207,632	Tyson Foods, Inc.	8,778,681
		$31,549,108
	Total Food, Beverage & Tobacco	$62,531,086
	Health Care Equipment & Services - 9.5%
	Health Care Equipment - 3.6%
1,311,274	Boston Scientific Corp. *	$21,950,727
125,392	Edwards Lifesciences Corp. *	17,665,225
263,147	Insulet Corp. *	7,818,097
		$47,434,049
	Health Care Supplies - 2.6%
303,525	Align Technology, Inc. *	$17,179,515
731,646	Endologix, Inc. *	9,496,765
183,683	LDR Holding Corp. *	6,855,050
		$33,531,330
	Health Care Distributors - 1.5%
233,266	Cardinal Health, Inc.	$19,190,794
	Health Care Services - 0.9%
152,216	MEDNAX, Inc. *	$12,260,999
	Managed Health Care - 0.9%
125,532	WellCare Health Plans, Inc. *	$11,381,986
	Total Health Care Equipment & Services	$123,799,158
	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
	Biotechnology - 3.0%
303,549	Alkermes Plc *	$18,079,378
130,072	Neurocrine Biosciences, Inc. *	6,032,739
84,566	Ophthotech Corp.	3,723,441
118,134	TESARO, Inc. *	6,081,538
34,375	Vertex Pharmaceuticals, Inc. *	4,383,500
		$38,300,596
	Pharmaceuticals - 2.8%
228,988	Endo International Plc	$17,632,076
113,838	Jazz Pharmaceuticals Plc *	19,218,131
		$36,850,207
	Life Sciences Tools & Services - 1.4%
264,262	Charles River Laboratories International, Inc. *	$18,205,009
	Total Pharmaceuticals, Biotechnology & Life Sciences	$93,355,812
	Banks - 1.1%
	Regional Banks - 1.1%
186,487	BankUnited, Inc. *	$6,646,397
54,020	Signature Bank *	7,211,130
		$13,857,527
	Total Banks	$13,857,527
	Diversified Financials - 6.6%
	Specialized Finance - 2.9%
81,785	Intercontinental Exchange, Inc.	$18,680,512
383,124	Nasdaq, Inc.	19,612,118
		$38,292,630
	Consumer Finance - 0.8%
199,508	Discover Financial Services, Inc.	$10,719,565
	Asset Management & Custody Banks - 2.9%
69,012	Affiliated Managers Group, Inc. *	$12,866,597
126,208	Oaktree Capital Group LLC	6,689,024
236,824	SEI Investments Co.	11,978,558
170,613	The Blackstone Group LP	5,843,495
		$37,377,674
	Total Diversified Financials	$86,389,869
	Real Estate - 0.4%
	Health Care REIT - 0.4%
91,172	Ventas, Inc.	$5,016,283
	Total Real Estate	$5,016,283
	Software & Services - 16.1%
	Internet Software & Services - 7.4%
305,924	Akamai Technologies, Inc. *	$21,815,440
121,181	comScore, Inc. *	6,326,860
76,712	CoStar Group, Inc. *	13,581,092
65,990	Criteo SA (A.D.R.)	2,587,468
58,372	Demandware, Inc. *	3,256,574
92,231	Facebook, Inc. *	8,248,218
9,418	Google, Inc. (Class A) *	6,101,169
9,483	Google, Inc. (Class C)	5,862,865
439,597	HomeAway, Inc. *	12,612,038
54,684	LinkedIn Corp. *	9,875,930
209,589	Twitter, Inc. *	5,824,478
		$96,092,132
	IT Consulting & Other Services - 1.1%
141,307	Cognizant Technology Solutions Corp. *	$8,893,863
67,963	Gartner, Inc. *	5,811,516
		$14,705,379
	Data Processing & Outsourced Services - 2.4%
147,381	CoreLogic, Inc./United States *	$5,593,109
85,639	MasterCard, Inc.	7,910,474
97,685	MAXIMUS, Inc.	5,914,827
450,456	Sabre Corp.	12,261,412
		$31,679,822
	Application Software - 4.0%
70,966	ANSYS, Inc. *	$6,287,588
79,318	Autodesk, Inc. *	3,708,116
88,757	Blackbaud, Inc.	5,071,575
314,813	Cadence Design Systems, Inc. *	6,302,556
86,705	Intuit, Inc.	7,434,954
254,428	Qlik Technologies, Inc. *	9,632,644
94,154	SS&C Technologies Holdings, Inc. *	6,377,992
37,615	The Ultimate Software Group, Inc. *	6,627,387
		$51,442,812
	Systems Software - 1.2%
146,300	Fleetmatics Group Plc *	$6,548,388
65,131	ServiceNow, Inc. *	4,621,696
53,747	Tableau Software, Inc. *	5,061,355
		$16,231,439
	Total Software & Services	$210,151,584
	Technology Hardware & Equipment - 0.6%
	Communications Equipment - 0.6%
33,709	F5 Networks, Inc. *	$4,092,610
19,782	Palo Alto Networks, Inc. *	3,248,600
		$7,341,210
	Total Technology Hardware & Equipment	$7,341,210
	Semiconductors & Semiconductor Equipment - 3.1%
	Semiconductors - 3.1%
123,518	Analog Devices, Inc.	$6,899,715
87,866	Avago Technologies, Ltd.	11,068,480
173,799	Broadcom Corp.	8,980,194
121,454	Qorvo, Inc.	6,741,912
82,265	Skyworks Solutions, Inc. *	7,185,848
		$40,876,149
	Total Semiconductors & Semiconductor Equipment	$40,876,149
	Telecommunication Services - 1.2%
	Wireless Telecommunication Services - 1.2%
137,772	SBA Communications Corp. *	$16,284,650
	Total Telecommunication Services	$16,284,650
	Utilities - 0.2%
	Independent Power Producers & Energy Traders - 0.2%
79,868	Dynegy, Inc. *	$2,056,601
	Total Utilities	$2,056,601
	TOTAL COMMON STOCKS
	(Cost $1,090,186,640)	$1,295,332,561

	TOTAL INVESTMENT IN SECURITIES - 99.4%
	(Cost $1,090,186,640) (a)	$1,295,332,561
	OTHER ASSETS & LIABILITIES - 0.6%	$7,689,140
	TOTAL NET ASSETS - 100.0%	$1,303,021,701

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust.

(a)	At August 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,094,046,041 was as follows:

	Aggregate gross unrealized appreciation for all investments in
	which there is an excess of value over tax cost	$233,837,635

	Aggregate gross unrealized depreciation for all investments in
	which there is an excess of tax cost over value	(32,551,115)

	Net unrealized appreciation	$201,286,520

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of August 31, 2015, in valuing the Funds's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,295,332,561	$-	$-	$1,295,332,561
Total	$1,295,332,561	$-	$-	$1,295,332,561

During the period ended August 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date October 29, 2015

* Print the name and title of each signing officer under his or her signature.